SHARE OPTIONS AND SHARE WARRANTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Options And Share Warrants [Abstract]
Schedule of grants of share options and warrants
	Options and	Weighted- average exercise price US$	Exercise price range US$
	warrants ‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2023	44,814,672	0.47	0.19 –2.43
Granted	3,000,000	0.25	0.25 –0.25
Exercised	(880,000)	0.19	0.19 –0.19
Expired / Forfeited	(280,000)	2.43	2.43 –2.43

Outstanding at June 30, 2023	46,654,672	0.45	0.19 –1.74

Exercisable at June 30, 2023	16,961,339	0.29	0.19 –1.74

Outstanding January 1, 2024	46,914,672	0.39	0.12 –1.34
Granted	12,100,000	0.14	0.14 –0.14
Exercised	-	-	-
Expired / Forfeited	-	-	-

Outstanding at June 30, 2024	59,014,672	0.35	0.12 –1.34

Exercisable at June 30, 2024	24,029,255	0.58	0.12 –1.34